Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment

4.          Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2021	2022
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814

Accumulated depreciation	(1,814)	(1,814)
Property, plant and equipment, net	—	—

Depreciation of property, plant and equipment from operating activities were HK$363, HK$60 and HK$Nil during the years ended December 31, 2020, 2021 and 2022, respectively.